CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions		Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents		$ 352	$ 352	$ 239
Restricted cash and cash equivalents		109	176
Accounts receivable (less reserve:)
Customer		241	186
Other		56	103
Accounts receivable from affiliates			36
Unbilled revenues		138	218
Fuel, materials and supplies		481	455
Prepayments		38	70
Price risk management assets		803	1,079
Assets of discontinued operations		394
Other current assets		9	26
Total Current Assets		2,621	2,701
Investments
Nuclear plant decommissioning trust funds		958	950
Other investments		27	30
Total Investments		985	980
Property, Plant and Equipment
Generation		13,170	11,318
Nuclear fuel		652	624
Other		315	293
Less: accumulated depreciation		6,348	6,242
Non-regulated property, plant and equipment, net		7,789	5,993
Construction work in progress		374	443
Property, Plant and Equipment, net		8,163	6,436
Other Noncurrent Assets
Goodwill	[1]	470	72
Other intangibles		304	257
Price risk management assets		232	239
Other noncurrent assets		87	75
Total Other Noncurrent Assets		1,093	643
Total Assets		12,862	10,760
Current Liabilities
Short-term debt			630
Long-term debt due within one year		884	535
Accounts payable		281	361
Accounts payable to affiliates			50
Taxes		39	28
Interest		49	16
Price risk management liabilities		761	1,024
Liabilities of discontinued operations		18
Other current liabilities		264	246
Total Current Liabilities		2,296	2,890
Long-term Debt		3,175	1,683
Deferred Credits and Other Noncurrent Liabilities
Deferred income taxes		1,483	1,223
Investment tax credits		26	27
Price risk management liabilities		199	193
Accrued pension obligations		247	299
Asset retirement obligations		474	415
Other deferred credits and noncurrent liabilities		136	123
Total Deferred Credits and Other Noncurrent Liabilities		$ 2,565	$ 2,280
Commitments and Contingent Liabilities
Equity
Member's equity	[2]			4,798
Predecessor Member's Equity	[3]	$ 0	$ 3,930
Common Stock - $0.001 par value	[4]	0	0
Additional paid-in capital		4,719	0
Earnings reinvested		90	0
Accumulated other comprehensive income (loss)		17	(23)	77
Total Equity		4,826	3,907
Total Liabilities and Equity		$ 12,862	10,760
PPL Energy Supply LLC [Member]
Current Assets
Cash and cash equivalents			352	239
Restricted cash and cash equivalents			176	68
Accounts receivable (less reserve:)
Customer			186	233
Other			103	97
Accounts receivable from affiliates			36	45
Unbilled revenues			218	286
Fuel, materials and supplies			455	358
Prepayments			70	20
Price risk management assets			1,079	860
Other current assets			26	27
Total Current Assets			2,701	2,233
Investments
Nuclear plant decommissioning trust funds			950	864
Other investments			30	37
Total Investments			980	901
Property, Plant and Equipment
Generation			11,318	11,891
Nuclear fuel			624	591
Other			293	288
Less: accumulated depreciation			6,242	6,046
Non-regulated property, plant and equipment, net			5,993	6,724
Construction work in progress			443	450
Property, Plant and Equipment, net			6,436	7,174
Other Noncurrent Assets
Goodwill			72	86
Other intangibles			257	266
Price risk management assets			239	328
Other noncurrent assets			75	86
Total Other Noncurrent Assets			643	766
Total Assets			10,760	11,074
Current Liabilities
Short-term debt			630
Long-term debt due within one year			535	304
Accounts payable			361	393
Accounts payable to affiliates			50	4
Taxes			28	31
Interest			16	22
Price risk management liabilities			1,024	750
Other current liabilities			246	278
Total Current Liabilities			2,890	1,782
Long-term Debt			1,683	2,221
Deferred Credits and Other Noncurrent Liabilities
Deferred income taxes			1,223	1,114
Investment tax credits			27	205
Price risk management liabilities			193	320
Accrued pension obligations			299	111
Asset retirement obligations			415	393
Other deferred credits and noncurrent liabilities			123	130
Total Deferred Credits and Other Noncurrent Liabilities			$ 2,280	$ 2,273
Commitments and Contingent Liabilities
Equity
Member's equity			$ 3,907	$ 4,798
Accumulated other comprehensive income (loss)			(23)	77
Total Liabilities and Equity			$ 10,760	$ 11,074

[1]	There were no accumulated impairment losses related to goodwill.
[2]	Represents Talen Energy Supply's predecessor member's equity balance and activity prior to the June 1, 2015 spinoff transaction.
[3]	Represents Talen Energy Supply's predecessor member's equity prior to the June 1, 2015 spinoff transaction. Upon completion of the spinoff, the predecessor member's equity was transferred to Talen Energy Corporation's additional paid-in capital. See Note 1 for additional information on the spinoff.
[4]	1,000,000 shares authorized; 128,509 shares issued and outstanding at June 30, 2015.